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DATE RECEIVED	

SEC MAIL PROCESSING SECTION RECEIVED DEC 14 2007 WASH. D.C. 101

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Morgan Stanley Emerging Private Markets Fund I (Cayman) L.P.

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☐ New Filing ☒ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Morgan Stanley Emerging Private Markets Fund I (Cayman) L.P.

Address of Executive Offices	(Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
c/o M&C Corporate Services Limited	P.O. Box 309GT, Ugland House, South Church Street George Town, Grand Cayman, Cayman Islands	(345)949-8066
Address of Principal Business Operations (if different from Executive Offices)	(Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)

Brief Description of Business
Special purpose investment partnership.

PROCESSED
DEC 19 2007
THOMSON FINANCIAL

07085684

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☐ othe
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month [ ][ ] Year [ ][ ] ☐ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [ ][ ]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

SEC 1972 (05-05) Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Morgan Stanley Alternative Investments Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Morgan Stanley Alternative Investment Partners LP

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Morgan Stanley AIP GP LP

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Pulfrey, Cory S.

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Jama, Mustafa

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Dorr, Thomas

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Wolak, John

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Turner, Jeffrey A.

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Langlois, Noel

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Peterson, Bernard V.

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Theard, Kara

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Cacchione, John F.

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Rein, Walter E.

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Marmoll, Eric J.

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Tannenbaum, Elliot

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Sperans, James

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Beinkampen, Karl

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Allen, Matthew

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Gonzalez-Heres, Jose

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Baumgartner, Mark

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
van der Zwan, Mark

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Kuntz, Kevin

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Bhatt, Paresh

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Erickson, Brian W.

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Kondas, Michael

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Coroniti, Robin

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Graver, Matther

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Osidach, Roman

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Tai, Francie

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Walker, Sloan

Business or Residence Address (Number and Street, City, State, Zip Code)
One Tower Bridge, 100 Front Street Suite 1100, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Formuesforvaltning Private Markets PLC, Diversified Private Equity 2007

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Community Funds Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Wellbeing Ltd.

Business or Residence Address (Number and Street, City, State, Zip Code)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$0	$0
Equity	$0	$0
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$0	$0
Partnership Interests	$43,400,000	$43,400,000
Other (Specify ____________).	$0	$0
Total	$43,400,000	$43,400,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	23	$43,400,000
Non-accredited Investors		$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C – Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☒	$8,300
Legal Fees	☒	$38,000
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (identify) Placement Fees	☒	$0*
Total	☒	$46,300

* Placement fees of $297,000 have been paid separately either by certain investors that have purchased securities in this offering or by Morgan Stanley AIP GP LP. Such fees are not expenses of the Issuer.

(NY) 14007/051/FORM.D/EPMF.offshore.amend.10.15.doc

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $43,353,700

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

		Payments to Officers, Directors & Affiliates		Payments To Others
Salaries and fees	☐	$	☐	$
Purchase of real estate	☐	$	☐	$
Purchase, rental or leasing and installation of machinery and equipment	☐	$	☐	$
Construction or leasing of plant buildings and facilities	☐	$	☐	$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐	$	☐	$
Repayment of indebtedness	☐	$	☐	$
Working capital	☐	$	☐	$
Other (specify): Private equity and equity related investments	☐	$	☒	$43,353,700
	☐	$	☐	$
Column Totals	☐	$	☒	$43,353,700
Total Payments Listed (column totals added)		☒ $43,353,700		

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Morgan Stanley Emerging Private Markets Fund I (Cayman) L.P.	[signature]	Nov. 1, 2007
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Noel Langlois	Vice President of Morgan Stanley AIP (Cayman) GP Ltd., general partner of the Issuer	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

END